Description of Plan - Schedule of Vesting (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Less than 3
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
3 or more
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%